OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-current Assets
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
Securities - FVTPL	$2,795	$2,815
Derivative assets	51	68
Securities - FVTOCI	178	230
Other marketable securities	30	29
Restricted cash	150	182
Inventory	577	937
Accounts receivable	86	90
Other	107	161
Total other non-current assets	$3,974	$4,512